SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restatement of Previously Issued Financial Statements (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of warrant liabilities	$ (56,576,000)		$ 56,417,000
Loss before income taxes	(87,028,000)	$ (21,804,000)	(34,955,000)	$ (103,596,000)
Net loss	(59,108,000)	(21,804,000)	(34,015,000)	(103,596,000)
Total comprehensive loss, net of taxes of $0	$ (59,120,000)	$ (21,963,000)	$ (34,099,000)	$ (103,425,000)
Earnings (loss) per share:
Net loss per share-basic and diluted	$ (0.25)	$ (0.14)	$ (0.22)	$ (0.69)
Tax on Comprehensive income (loss)	$ 0	$ 0	$ 0	$ 0
CONDENSED CONSOLIDATED BALANCE SHEETS
Warrant liability	0	58,761	93,328,000
Total current liabilities	39,406,000		30,499,000	20,642,000
Total liabilities	48,023,000		125,984,000	33,640,000
Additional paid-in capital	1,326,945,000		844,188,000	453,242,000
Accumulated deficit	(387,385,000)		(328,277,000)	(294,262,000)
Total Stockholders' Equity	939,564,000	138,625,000	515,925,000	(277,462,000)	$ (184,569,000)
Cash flows from operating activities:
Net loss	$ (59,108,000)	$ (21,804,000)	(34,015,000)	(103,596,000)
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss before income taxes			(91,372,000)
Net loss			(90,432,000)
Total comprehensive loss, net of taxes of $0			$ (90,516,000)
Earnings (loss) per share:
Net loss per share-basic and diluted			$ (0.57)
CONDENSED CONSOLIDATED BALANCE SHEETS
Total liabilities			$ 32,656,000
Additional paid-in capital			993,933,000
Accumulated deficit			(384,694,000)
Total Stockholders' Equity			609,253,000	$ 159,071,000
Restatement Impact
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of warrant liabilities			56,417,000
Loss before income taxes			56,417,000
Net loss			56,417,000
Total comprehensive loss, net of taxes of $0			$ 56,417,000
Earnings (loss) per share:
Net loss per share-basic and diluted			$ 0.35
CONDENSED CONSOLIDATED BALANCE SHEETS
Warrant liability			$ 93,328,000
Total liabilities			93,328,000
Additional paid-in capital			(149,745,000)
Accumulated deficit			56,417,000
Total Stockholders' Equity			(93,328,000)
Cash flows from operating activities:
Net loss			$ 56,400,000